FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative)		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 24, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability							$ 0
Reclassification of warrants				$ 11,244,000		$ 11,244,000	11,244,000
Change in fair value of contingent consideration						$ 66,000	66,000	$ 118,000
Fair value of warrants							$ 200,000
Forward sales contract liability at fair value			$ 5,300,000
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input								4.07
Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term								2 years 3 months 18 days
Measurement Input, Share Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input								27.00
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input								108
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input								0
Exchange Agreements [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price | $ / shares	$ 16.95
Reclassification of warrants	$ 11,200,000
PIPE Investor [Member] | Q1-22 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement shares | shares									23,000